Shareholder Report, Holdings (Details) - C000194765	Oct. 31, 2025
15135U109 | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	4.80%
16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy23345M107
Holdings [Line Items]
Percent of Total Investments	75.30%
Materials01877R108
Holdings [Line Items]
Percent of Total Investments	23.70%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	97.50%